Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating losses	$ 74,038	$ 66,039
Inventory	18,525	8,939
Tax basis step-up	13,240	14,930
Equity-based compensation	10,652	9,218
Capitalized research expense	6,057
Intangible assets	4,915
Accrued employee compensation and benefits	4,246	1,210
R & D credit carryover	3,886	2,162
Lease obligations	1,663	2,052
Accrued expenses	1,438	1,102
Other	2,164	1,962
Total deferred tax assets	140,824	107,614
Deferred tax liabilities:
Property and equipment	(13,377)	(25,787)
Content assets	(7,408)	(8,347)
Prepaid expenses	(2,425)	(2,572)
Right-of-use assets	(1,231)	(1,619)
Intangible assets		(4,345)
Total deferred tax liabilities	(24,441)	(42,670)
Net deferred tax assets before valuation allowance	116,383	64,944
Valuation allowance	(116,564)	(68,109)
Net deferred tax liabilities	$ (181)	$ (3,165)